AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 6, 2012 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

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Effective as of August 1, 2012, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Legg Mason Capital Management, LLC – Portfolio Managers” of the Summary Prospectus:

Name	Title	Date Began Managing a Portion of the Portfolio
Robert G. Hagstrom, Jr.	Senior Vice President	June 2005
Gibboney Huske, CFA®	Vice President and Portfolio Manager	August 2012

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The following information hereby replaces in its entirety the information under the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Aggressive Equity Portfolio” of the Prospectus:

Portfolio Managers

Richard G. Hagstrom, Jr.

Gibboney Huske, CFA®

Robert G. Hagstrom, Jr. and Gibboney Huske are responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason, Inc. in a portfolio management capacity since 1998. He currently serves as Senior Vice President of Legg Mason. Ms. Huske serves as Vice President and Portfolio Manager of Legg Mason. Ms. Huske has been with Legg Mason since 2005, at which time she was a Security Analyst, and has managed or co-managed a number of Legg Mason strategies during her tenure.

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Effective on or about September 30, 2012, Gibboney Huske will assume sole portfolio management responsibilities for the Legg Mason Capital Management, LLC (“Legg Mason”) allocated portion of the Portfolio. Therefore, the information regarding Mr. Hagstrom in the section entitled “Who Manages the Portfolio – Sub-adviser: Legg Capital Management, LLC – Portfolio Manager” of the Summary Prospectus will be hereby deleted in its entirety effective October 1, 2012.

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Effective October 1, 2012, the information regarding Mr. Hagstrom contained in the section entitled “Appendix B – Portfolio Manager Information – Multimanager Aggressive Equity Portfolio” of the SAI will hereby be deleted in its entirety.